ORDINARY SHARES	12 Months Ended
Dec. 31, 2013
ORDINARY SHARES
ORDINARY SHARES

14.                ORDINARY SHARES

On May 16, 2013, the Company issued 28,019,256 ordinary shares and 50,409,444 Series A convertible redeemable preferred shares (“Series A preferred shares”) as set out in Note 15, par value $0.0001 per share, to a wholly owned subsidiary of Alibaba Group Holding Limited (“Alibaba Group”), at the per share price of $3.75 for the aggregate consideration of $294,108.

In 2010, the Company issued a total of 7,529,580 ordinary shares which were held by a depositary bank for future delivery to the employees and non-employees upon exercise of vested stock options or vesting of nonvested shares granted. In May 2013, the aggregate number of shares for this purpose was expanded by 10,146,588 shares, resulting in a total number of shares available for future delivery up to 17,676,168 shares. The issued ordinary shares are not considered as outstanding shares until they are delivered to the employees or non-employees upon exercise of vested stock options or vesting of nonvested shares granted. As of December 31, 2011, 2012 and 2013, 3,165,716, 6,265,945 and 10,801,560 ordinary shares out of such 17,676,168 shares had been delivered to the employees upon exercise of their share options or vesting of nonvested shares, respectively. As a result, 4,363,864, 1,263,635 and 6,874,608 ordinary shares were excluded from the outstanding shares as of December 31, 2011, 2012 and 2013, respectively.

150,000 nonvested shares that vested on December 31, 2011 were not included in outstanding shares until the registration of the shares was completed in February 2012, but were included in computation of basic net income per share for the year of 2011.

Share Repurchase Program

On February 27, 2012, the Company was authorized by its board of directors but not obligated to repurchase up to $50,000 worth of its own ADSs within 12 months after such authorization. On June 5, 2013, the Company was authorized but not obligated to purchase its own ADSs in the aggregate number of up to 2.5 million ADSs within 12 months from that date.

The share repurchase in the years ended December 31, 2012 and 2013 is presented in the following table. The shares repurchased by the Company were accounted for at cost as treasury stock.

	ADS	Ordinary shares	Price per ADS (including brokerage commission)	Total consideration
2012	2,536,647	10,146,588	$10.03-$12.57	$29,164
2013	596,116	2,384,464	$11.56-$12.84	$7,244
	3,132,763	12,531,052		$36,408

In May 2013, 10,146,588 repurchased shares were transferred to a depositary bank for future delivery to the employees and non-employees upon exercise of vested stock options or vesting of nonvested shares. As of December 31, 2013, 3,271,980 ordinary shares out of such repurchased shares had been delivered to the employees upon exercise of their share options or vesting of nonvested shares. Accordingly the repurchased cost of reissued shares of $9,405 was transferred from treasury stock to ordinary shares as presented in consolidated statements of change in equity.